Financial risk management - Investments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk management
Receivables	€ 14,954	€ 16,493
Credit risk
Risk management
Financial instruments with call period less than three months	332	551
Cash | Credit risk
Risk management
Receivables	3,814	2,398
Cash | AAA | Credit risk
Risk management
Receivables	0	0
Cash | AA+ - AA- | Credit risk
Risk management
Receivables	1,042	683
Cash | A+ - A- | Credit risk
Risk management
Receivables	2,183	1,553
Cash | BBB+ - BBB- | Credit risk
Risk management
Receivables	456	39
Cash | Other | Credit risk
Risk management
Receivables	133	123
Trading securities | Credit risk
Risk management
Receivables	8,514	9,244
Trading securities | Credit risk | Due within 3 months
Risk management
Receivables	3,178	4,486
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Receivables	534	1,167
Trading securities | Credit risk | Due between 1 and 3 years
Risk management
Receivables	485	481
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Receivables	480	439
Trading securities | Credit risk | Due beyond 5 years
Risk management
Receivables	23	273
Trading securities | AAA | Credit risk
Risk management
Receivables	1,468	1,046
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Receivables	1,443	1,046
Trading securities | AAA | Credit risk | Due between 3 and 12 months
Risk management
Receivables	25	0
Trading securities | AAA | Credit risk | Due between 1 and 3 years
Risk management
Receivables	0	0
Trading securities | AAA | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	0
Trading securities | AAA | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | AA+ - AA- | Credit risk
Risk management
Receivables	1,273	1,576
Trading securities | AA+ - AA- | Credit risk | Due within 3 months
Risk management
Receivables	149	643
Trading securities | AA+ - AA- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	74	250
Trading securities | AA+ - AA- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	0	0
Trading securities | AA+ - AA- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	8	0
Trading securities | AA+ - AA- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | A+ - A- | Credit risk
Risk management
Receivables	4,347	5,359
Trading securities | A+ - A- | Credit risk | Due within 3 months
Risk management
Receivables	1,340	2,314
Trading securities | A+ - A- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	301	865
Trading securities | A+ - A- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	255	190
Trading securities | A+ - A- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	245	234
Trading securities | A+ - A- | Credit risk | Due beyond 5 years
Risk management
Receivables	23	203
Trading securities | BBB+ - BBB- | Credit risk
Risk management
Receivables	1,289	1,126
Trading securities | BBB+ - BBB- | Credit risk | Due within 3 months
Risk management
Receivables	242	477
Trading securities | BBB+ - BBB- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	134	52
Trading securities | BBB+ - BBB- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	230	291
Trading securities | BBB+ - BBB- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	227	197
Trading securities | BBB+ - BBB- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	70
Trading securities | Other | Credit risk
Risk management
Receivables	137	137
Trading securities | Other | Credit risk | Due within 3 months
Risk management
Receivables	4	6
Trading securities | Other | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 1 and 3 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	8
Trading securities | Other | Credit risk | Due beyond 5 years
Risk management
Receivables	€ 0	€ 0